Segment Information Underwriting Margins and Combined Ratios for our Underwriting Operations (Details) - Underwriting Operations	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Personal Lines Segment | Agency Channel
Segment Reporting Information [Line Items]
Underwriting Margin	14.20%	11.20%	11.00%
Combined Ratio	85.80%	88.80%	89.00%
Personal Lines Segment | Direct Channel
Segment Reporting Information [Line Items]
Underwriting Margin	12.30%	7.70%	8.40%
Combined Ratio	87.70%	92.30%	91.60%
Operating Segments
Segment Reporting Information [Line Items]
Underwriting Margin	12.30%	9.10%	9.40%
Combined Ratio	87.70%	90.90%	90.60%
Operating Segments | Personal Lines Segment
Segment Reporting Information [Line Items]
Underwriting Margin	13.20%	9.50%	9.70%
Combined Ratio	86.80%	90.50%	90.30%
Operating Segments | Commercial Lines Segment
Segment Reporting Information [Line Items]
Underwriting Margin	13.00%	10.40%	13.30%
Combined Ratio	87.00%	89.60%	86.70%
Operating Segments | Property Segment
Segment Reporting Information [Line Items]
Underwriting Margin	(7.10%)	(1.70%)	(6.90%)
Combined Ratio	107.10%	101.70%	106.90%
Combined ratio amortization points	0.032	0.043	0.056